LEASING	12 Months Ended
Dec. 31, 2023
LEASING
LEASING

NOTE 13 — LEASING

a) Summary of changes in the leasing assets:

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2021	301,940	738,330	120,476	120,944	1,281,690
Additions	48,504	135,652	291	36,599	221,046
Disposals	(5,621)	(109,947)	(151)	(22,066)	(137,785)
Remeasurements	40,024	55,866	6,456	4,045	106,391
Results in operations with subsidiary and joint ventures (note 3.4)	—	(2,894)	(302)	—	(3,196)
Foreign exchange effect	8,152	13,828	111	8,599	30,690
Balances as of December 31, 2021	392,999	830,835	126,881	148,121	1,498,836
Additions	157,577	80,759	—	87,279	325,615
Disposals	(4,339)	(89,751)	—	(832)	(94,922)
Remeasurements	33,801	112,946	6,716	6,578	160,041
Foreign exchange effect	(17,851)	(25,080)	(113)	(21,851)	(64,895)
Balances as of December 31, 2022	562,187	909,709	133,484	219,295	1,824,675
Additions	45,736	580,722	—	51,738	678,196
Disposals	(7,134)	(241,191)	(589)	(7,962)	(256,876)
Remeasurements	26,615	11,357	—	10,102	48,074
Foreign exchange effect	(28,128)	(54,981)	(98)	(12,947)	(96,154)
Balances as of December 31, 2023	599,276	1,205,616	132,797	260,226	2,197,915

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2021	(97,619)	(284,656)	(30,925)	(53,179)	(466,379)
Depreciation	(59,284)	(186,300)	(13,800)	(31,750)	(291,134)
Disposals	3,668	108,532	97	21,334	133,631
Results in operations with subsidiary and joint ventures (note 3.4)	—	1,860	230	—	2,090
Foreign exchange effect	(3,574)	(7,889)	(45)	(3,792)	(15,300)
Balances as of December 31, 2021	(156,809)	(368,453)	(44,443)	(67,387)	(637,092)
Depreciation	(77,668)	(201,777)	(12,849)	(34,574)	(326,868)
Disposals	4,277	86,298	—	568	91,143
Foreign exchange effect	3,785	1,583	28	3,622	9,018
Balances as of December 31, 2022	(226,415)	(482,349)	(57,264)	(97,771)	(863,799)
Depreciation	(77,771)	(300,200)	(12,893)	(39,996)	(430,860)
Disposals	8,475	239,196	519	5,629	253,819
Foreign exchange effect	7,564	15,278	76	2,661	25,579
Balances as of December 31, 2023	(288,147)	(528,075)	(69,562)	(129,477)	(1,015,261)

Right-of-use Assets
Balances as of December 31, 2021	236,190	462,382	82,438	80,734	861,744
Balances as of December 31, 2022	335,772	427,360	76,220	121,524	960,876
Balances as of December 31, 2023	311,129	677,541	63,235	130,749	1,182,654

b) Leasing payable:

Lease payments are presented within financing activities in the consolidated statements of cash flows.

The liabilities presented in the Balance Sheet are adjusted to present value, based on risk-free interest rates observed in each country where the Company has operations, adjusted by the Company’s credit spread, where on December 31, 2023 the discount rates were between 3.5% p.a. to 12.3% p.a. (3.5% p.a. to 13.4% p.a. in December 31, 2022), varying according to the country and duration of the lease.

The payment schedules of leasing are as follows:

	2023	2022
2023	—	275,934
2024	373,151	195,137
2025	336,033	162,315
2026	207,496	114,801
2027	138,995	282,456
2028 on	221,927	—
	1,277,602	1,030,643

Leasing payable
Current	373,151	275,934
Non-current	904,451	754,709

Financial expense for the years ended on December 31, 2023 and 2022	127,787	88,370